Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	STRAN & COMPANY, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-260109) (the “Initial Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on November 8, 2021, and to the Registration Statement on Form S-1 filed with respect to the registration of additional securities pursuant to Rule 462(b) under the Securities Act of 1933, as amended (File No. 333-260880) (the “Rule 462(b) Registration Statement” and together with the Initial Registration Statement, the “Registration Statement”), is being filed to include an updated prospectus relating to the offer and sale of 4,478,134 shares of common stock issuable upon the exercise of warrants that were issued in connection with the Company’s initial public offering, and update and supplement, among other things, the information contained in the Registration Statement to include the information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 that was filed with the SEC on March 28, 2022.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of each of the Initial Registration Statement and Rule 462(b) Registration Statement on October 7, 2021 and November 8, 2021, respectively.
Entity Central Index Key	0001872525
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV